Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities (Detail) - MXN ($) $ in Thousands	Jun. 30, 2026	Feb. 13, 2026	Jan. 01, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 138,678,322			$ 162,651,289	$ 96,368,581	$ 88,841,826
Sundry debtors	29,771,631			18,378,494
Investments in associates	3,231,405			2,794,404
Other assets	35,339,404			23,720,662
Suppliers	(374,333,989)			(436,704,206)
Accounts and accrued expenses payable	(88,325,649)			(67,884,889)
Contractual liabilities	(255,388,013)
Debt		$ (31,500,000)	$ (160,619,600)
Fair Value
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds				21,765,389
Financial liabilities measured at fair value	(81,194,801)			(78,106,329)
Contractual liabilities	(259,434,142)			(182,718,845)
Debt	(1,304,966,625)			(1,432,095,661)
Derivative financial instruments | Fair Value
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	5,857,255			14,534,464
Total carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	5,857,255			14,534,464
Cash and cash equivalents	138,678,322			162,651,289
Customers	139,667,846			111,994,478
Officials and employees	5,567,773			5,342,168
Sundry debtors	29,771,631			18,378,494
Investments in associates	3,231,405			2,794,404
Notes receivable	804,531			893,152
Mexican Government Bonds				21,435,936
Other assets	11,277,061			11,281,010
Financial assets not measured at fair value	328,998,569			334,770,931
Financial liabilities measured at fair value	(81,194,801)			(78,106,329)
Suppliers	(374,333,989)			(436,704,206)
Accounts and accrued expenses payable	(88,325,649)			(67,884,889)
Leases	(39,231,612)			(41,184,280)
Contractual liabilities	(255,388,013)			(193,033,065)
Debt	(1,353,159,449)			(1,531,298,090)
Total	(2,110,438,712)			(2,270,104,530)
Total carrying amount | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Suppliers	(374,333,989)			(436,704,206)
Accounts and accrued expenses payable	(88,325,649)			(67,884,889)
Leases	(39,231,612)			(41,184,280)
Contractual liabilities	(255,388,013)			(193,033,065)
Debt	(1,353,159,449)			(1,531,298,090)
Total	(2,110,438,712)			(2,270,104,530)
Total carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(81,194,801)			(78,106,329)
Total carrying amount | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	5,857,255			14,534,464
Financial liabilities measured at fair value	(81,194,801)			(78,106,329)
Total carrying amount | FVTPL | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(81,194,801)			(78,106,329)
Total carrying amount | FVOCI – equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	0			0
Total carrying amount | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	138,678,322			162,651,289
Customers	139,667,846			111,994,478
Officials and employees	5,567,773			5,342,168
Sundry debtors	29,771,631			18,378,494
Investments in associates	3,231,405			2,794,404
Notes receivable	804,531			893,152
Mexican Government Bonds				21,435,936
Other assets	11,277,061			11,281,010
Financial assets not measured at fair value	328,998,569			334,770,931
Total carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	5,857,255			14,534,464
Total carrying amount | Derivative financial instruments | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	5,857,255			14,534,464
Level 1 | Fair Value
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds				21,765,389
Level 2 | Fair Value
Disclosure of detailed information about financial instruments [line items]
Contractual liabilities	(259,434,142)			(182,718,845)
Debt	(1,304,966,625)			(1,432,095,661)
Level 2 | Derivative financial instruments | Fair Value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(81,194,801)			(78,106,329)
Level 2 | Derivative financial instruments | Fair Value
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	$ 5,857,255			$ 14,534,464